Segment and Geographic Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Telvantis [Member]
Segment and Geographic Information (Details) [Line Items]
Total revenues
Revenue percentage	99.00%		99.00%
42 Telecom Ltd [Member]
Segment and Geographic Information (Details) [Line Items]
Revenue percentage	99.00%		99.00%
Remaining revenue percentage	1.00%		1.00%
Unites States [Member] | 42 Telecom Ltd [Member]
Segment and Geographic Information (Details) [Line Items]
Total revenues
Malta [Member] | 42 Telecom Ltd [Member]
Segment and Geographic Information (Details) [Line Items]
Total revenues
Sweden [Member] | 42 Telecom Ltd [Member]
Segment and Geographic Information (Details) [Line Items]
Total revenues